Net Loss Per Share Applicable to Common Shareholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 4 – Net Loss Per Share Applicable to Common Shareholders

Net Loss per Share Applicable to Common Stockholders

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similarly to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock.

The following table sets forth the computation of loss per share for the years ended December 31, 2021 and 2020, respectively:

	For the Years Ended
	December 31,
	2021	2020
Numerator:
Net loss applicable to common shareholders	$(11,226,366)	$(2,936,129)

Denominator:
Weighted average common shares outstanding	203,000,201	105,177,272

Net loss per share:
Basic and diluted	$(0.06)	$(0.03)

The Company excluded all common equivalent shares for warrants, options, and convertible instruments from the calculation of diluted net loss per share because all such securities are antidilutive for the periods presented. As of December 31, 2021 and 2020, the following shares were issuable and excluded from the calculation of diluted loss:

	December 31,
	2021	2020
Convertible Notes	-	79,475,904
Options	18,746,211	13,453,879
Warrants	29,820,000	-
Preferred Stock	17,382,575	-
Accrued Interest	872,160	92,253
Total	66,820,946	93,022,036